Private Placement (Details) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 19, 2025	Jul. 31, 2025	Oct. 02, 2024	May 31, 2025	Dec. 31, 2025	Nov. 26, 2025	Nov. 09, 2022
Private Placement [Line Items]
Stock issued during the period (in shares)				5,750,000
Share price (in dollars per share)					$ 12.00
Class A ordinary shares
Private Placement [Line Items]
Number of securities issued per right (in shares)						0.1250
Share price (in dollars per share)							$ 12.00
Sponsor
Private Placement [Line Items]
Share price (in dollars per share)					$ 10.00
Aggregate value			$ 25,000
Private placement
Private Placement [Line Items]
Stock price (in dollars per share)		$ 10.00
Purchase price		$ 6,000,000
Number of shares issued (in shares)		1
Private placement | Sponsor
Private Placement [Line Items]
Number of units issued (in shares)		400,000
Stock issued during the period (in shares)		600,000
Over-allotment option | Sponsor
Private Placement [Line Items]
Number of units issued (in shares)		200,000
Private right
Private Placement [Line Items]
Number of shares issued (in shares)		1
Non-voting private placement units
Private Placement [Line Items]
Stock issued during the period (in shares)		130,000			130,000
Share price (in dollars per share)		$ 10.00			$ 10.00
Aggregate value		$ 1,300,000			$ 1,300,000
Non-voting sponsor investors | Sponsor
Private Placement [Line Items]
Stock issued during the period (in shares)	1,368,421	1,368,421			1,368,421